Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2020
Revenues and other income
Schedule of information about sales from operations

Sales from operations

			Refining &	Eni gase luce,
	Exploration &	Global Gas &	Marketing and	Power &	Corporate and
(€ million)	Production	LNG Portfolio	Chemical	Renewables	Other activities	Total
2020
Sales from operations	6,359	5,362	24,937	7,135	194	43,987
Products sales and service revenues
Sales of crude oil	1,969		9,024			10,993
Sales of oil products	517		11,852			12,369
Sales of natural gas and LNG	3,505	5,000	20	2,741		11,266
Sales of petrochemical products			3,277		19	3,296
Sales of other products	113	(2)	36	2,366	2	2,515
Services	255	364	728	2,028	173	3,548
Total	6,359	5,362	24,937	7,135	194	43,987
Transfer of goods/services
Goods/Services transferred in a specific moment	5,896	5,239	24,639	7,135	78	42,987
Goods/Services transferred over a period of time	463	123	298		116	1,000
2019
Sales from operations	10,499	9,230	41,976	7,972	204	69,881
Products sales and service revenues
Sales of crude oil	3,505		17,361			20,866
Sales of oil products	1,189		19,615			20,804
Sales of natural gas and LNG	5,454	8,881	214	3,373		17,922
Sales of petrochemical products			4,088		22	4,110
Sales of other products	68		16	2,503	6	2,593
Services	283	349	682	2,096	176	3,586
Total	10,499	9,230	41,976	7,972	204	69,881
Transfer of goods/services
Goods/Services transferred in a specific moment	9,946	9,117	41,727	7,972	86	68,848
Goods/Services transferred over a period of time	553	113	249		118	1,033
2018
Sales from operations	9,943	11,931	46,088	7,684	176	75,822
Products sales and service revenues
Sales of crude oil	3,982		18,471			22,453
Sales of oil products	1,133		21,266			22,399
Sales of natural gas and LNG	4,554	11,575	166	3,347		19,642
Sales of petrochemical products			5,539		35	5,574
Sales of other products	27	1	20	2,362	11	2,421
Services	247	355	626	1,975	130	3,333
Total	9,943	11,931	46,088	7,684	176	75,822
Transfer of goods/services
Goods/Services transferred in a specific moment	9,676	11,801	46,029	7,684	106	75,296
Goods/Services transferred over a period of time	267	130	59		70	526

Schedule of revenue associated with liabilities and performance obligations

(€ million)	2020	2019	2018
Revenues associated with contract liabilities at the beginning of the period	818	747	342
Revenues associated with performance obligations totally or partially satisfied in previous years		10	11

Schedule of information about other income and revenues	Other income and revenues

(€ million)	2020	2019	2018
Gains from sale of assets and businesses	10	152	454
Other proceeds	950	1,008	662
	960	1,160	1,116